SHARE INCENTIVE PLAN (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006
Share incentive plan [Line Items]
Ordinary shares reserved				8,000,000	7,000,000	7,000,000
Options additional disclosure
Proceeds from exercise of stock options by the employees (in dollars)			$ 39,000
Share options and restricted shares additional disclosures
Total share-based compensation expense (in dollars)	570,861	842,290	668,654
Total unrecognized share-based compensation expense (in dollars)	289,101
Period for recognition of unrecognized share-based compensation expense	0 years
Stock option [Member]
Share incentive plan [Line Items]
Contractual term	10 years
Percentage of awards vesting after first year of service	25.00%
Remaining period, after first year of service, over which the awards will vest ratably	36 months
Granted (in shares)	0	0	0
Options additional disclosure
Proceeds from exercise of stock options by the employees (in dollars)			39,000
Aggregate intrinsic value of Options outstanding (in dollars)
Aggregate intrinsic value of Options exercisable (in dollars)
Aggregate intrinsic value of Options vested or expected to vest (in dollars)
Aggregate intrinsic value of Options exercised (in dollars)			$ 78,216
Restricted shares additional disclosures
Remaining period, after first year of service, over which the awards will vest ratably	36 months
Stock option [Member] | Vesting based on performance conditions [Member] | Minimum [Member]
Share incentive plan [Line Items]
Performance period	9 months
Stock option [Member] | Vesting based on performance conditions [Member] | Maximum [Member]
Share incentive plan [Line Items]
Performance period	48 months
Restricted shares [Member]
Share incentive plan [Line Items]
Restricted shares granted	700,000	1,036,500	154,926
Remaining period, after first year of service, over which the awards will vest ratably	36 months
Restricted shares additional disclosures
Percentage of awards vesting after first year of service	25.00%
Remaining period, after first year of service, over which the awards will vest ratably	36 months
Share options and restricted shares additional disclosures
Vested (in shares)	560,400	194,200	14,429
Restricted shares [Member] | Vesting based on performance conditions [Member]
Share options and restricted shares additional disclosures
Vested (in shares)	40,000